Labor obligations (Details) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Labor obligations
Defined contribution plan, vesting percentage through fifth year		50.00%
Defined contribution plan, annual vesting percentage after fifth year		10.00%
Defined contribution plan, vesting percentage subsequent years		100.00%
Defined contribution plan, expense		$ 967	$ 1,454	$ 1,105
Defined contribution plan, payable to trust		$ 133	$ 541	$ 2,628
Defined benefit plan
Labor obligations
Seniority premiums singe payment equivalent, in days		12 days
Maximum seniority premiums singe payment equivalent, in days		20 days
Maximum single payment equivalent based on pensionable salary, in days		90 days
Early retirement age	60 years
Minimum service term for early retirement	10 years